Investments in affiliated companies	12 Months Ended
Mar. 31, 2014
Investments in affiliated companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunications operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT’s outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

In October 2012, PLDT issued voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40%, as a decision of the Supreme Court of the Philippines increased the foreign ownership percentage of PLDT in excess of 40% limit, which conflicts with a restriction on a foreign ownership in Philippines. As a result, NTT’s voting interest in PLDT decreased to approximately 12% from 20%. At that time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements. As a consequence, NTT Group determined it no longer had the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT.

In May 2013, the Securities and Exchange Commission in the Philippines announced a memorandum to clarify the guideline of foreign ownership requirements. NTT Group has determined it has the ability to exercise significant influence over PLDT, and therefore, NTT Group has reinstated the equity method of accounting retrospectively for its investment in PLDT. Consequently, the consolidated financial statements for the fiscal year ended March 31, 2013 have been revised for this reinstatement. The main effects on the consolidated financial statements for the fiscal year ended March 31, 2013 due to the revisions are as follows:

Effects on consolidated balance sheet	Millions of yen
Line items	As previously reported	Adjustments	As revised

Investments in affiliated companies	¥411,371	¥140,512	¥551,883
Marketable securities and other investments	660,823	(303,601)	357,222
Deferred income taxes	694,361	58,467	752,828
Total investments and other assets	5,207,714	(104,622)	5,103,092
Retained earnings	5,229,407	(2,139)	5,227,268
Accumulated other comprehensive income (loss)	(107,476)	(85,456)	(192,932)
Total NTT shareholders’ equity	8,319,034	(87,595)	8,231,439
Noncontrolling interests	2,307,591	(17,027)	2,290,564

Effects on consolidated statement of income	Millions of yen
Line items	As previously reported	Adjustments	As revised

Other, net	¥35,832	¥(3,452)	¥32,380
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	(3,452)	1,197,647
Income tax expense (benefit)—Deferred	11,660	299	11,959
Equity in earnings (losses) of affiliated companies	(17,707)	1,614	(16,093)
Net income	709,739	(2,139)	707,600
Net income attributable to NTT	524,071	(2,139)	521,932

Effect on per share data	yen
Line items	As previously reported	Adjustments	As revised

Net income attributable to NTT	432.44	(1.77)	430.68

Effects on consolidated statement of comprehensive income	Millions of yen
Line items	As previously reported	Adjustments	As revised

Unrealized gain (loss) on securities	¥146,849	¥(99,340)	¥47,509
Unrealized gain (loss) on derivative instruments	(4,756)	20	(4,736)
Foreign currency translation adjustments	114,739	(2,351)	112,388
Pension liability adjustments	36,458	(812)	35,646
Total other comprehensive income (loss)	293,290	(102,483)	190,807
Total comprehensive income (loss)	1,003,029	(104,622)	898,407
Total comprehensive income (loss) attributable to NTT	774,438	(87,595)	686,843

NTT Group’s carrying amount of its investment in PLDT was ¥140,482 million and ¥154,613 million as of March 31, 2013 and 2014, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥303,601 million and ¥277,025 million as of March 31, 2013 and 2014, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of the outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL has used the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s equity interest in TTSL slightly increased to approximately 26.5%.

NTT DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recognized impairment charges of ¥6,813 million and ¥51,244 million related to its investment in TTSL for the fiscal years ended March 31, 2013 and 2014, respectively.

On April 25, 2014, NTT DOCOMO’s board of directors resolved to exercise an option for the sale of NTT DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL, NTT DOCOMO’s affiliate accounted for by the equity method, as soon as the conditions for such exercise are met.

Under the shareholders agreement (the “Agreement”), concluded by TTSL, Tata Sons Limited and NTT DOCOMO, when NTT DOCOMO entered into a business alliance with TTSL in March 2009, NTT DOCOMO shall have a right to require that NTT DOCOMO’s TTSL shares be acquired for 50% of the acquisition price, which amounts to 72,500 million Indian rupees (or ¥126,200 million*) or a fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014.

The above-mentioned right became exercisable on May 30, 2014, and NTT DOCOMO plans to exercise the above-mentioned right and expects to sell NTT DOCOMO’s TTSL shares in accordance with the Agreement. It is uncertain how the option will be performed, however, and NTT DOCOMO is not able to predict how events will unfold. An estimate of this financial effect cannot be made due to these uncertainties. NTT Group may recognize a gain or loss upon disposition of TTSL shares or if the transaction as described above is not carried out.

Impairment—

NTT Group reviews factors such as the financial condition and near-term prospects of its affiliates on a regular basis in order to determine if any decline in investment values was other than temporary.

NTT Group reviewed the business outlook of TTSL in order to determine if the value of the investment in TTSL has suffered a decline that was other than temporary because of the recent economic and financial environment surrounding its industry.

During the fiscal year ended March 31, 2013, NTT Group’s estimated future cash flows of TTSL were adjusted downward as a result of the intensifying tariff competition among mobile network operators in India, and NTT DOCOMO’s views of its long term outlook at that time and NTT Group concluded that the recoverable amount was significantly below carrying amount and that this impairment was other than temporary. Consequently, NTT Group recognized an impairment charge.

During the fiscal year ended March 31, 2014 NTT DOCOMO’s estimate of future cash flows of TTSL were further revised downward as a result of the growing business risk of mobile network operators in India, including an increase in the cost of maintaining or acquiring frequency spectrum due to a steep rise of the auction price of frequency spectrum in India. Reflecting growing business risk and recent operating results of TTSL, the weighted average cost of capital increased to 12.6%, which was applied to these revised estimated cash flows and NTT Group concluded that the decline in value was other than temporary. Consequently, NTT Group recognized an additional impairment charge.

As a result of this review and evaluation, NTT Group determined that there were other-than-temporary declines in values of certain investments including TTSL and recognized impairment charges aggregating ¥25,913 million and ¥51,279 million, for the fiscal years ended March 31, 2013 and 2014, respectively. These impairment losses are included in the consolidated statements of income under “Equity in earnings (losses) of affiliated companies.”

*	1 rupee = ¥1.74 as of May 31, 2014

NTT’s share of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥68,779 million, ¥76,040 million and ¥100,976 million as of March 31, 2012, 2013 and 2014, respectively.

NTT Group’s total investment in its affiliated publicly-held companies at March 31, 2013 and 2014 were ¥150,972 million and ¥169,705 million, respectively, and based on quoted market prices at that date, the related market values were ¥343,694 million and ¥307,973 million, respectively.

The total carrying amounts of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2013 and 2014 were greater by ¥307,348 million and by ¥260,664 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.